Submission	Nov. 14, 2025
Submission [Line Items]
Central Index Key	0001742313
Registrant Name	Monroe Capital Income Plus Corp
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A